Victory Pioneer Fundamental Growth Fund Investment Strategy - Victory Pioneer Fundamental Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of growth companies. The Fund invests primarily in equity securities of large companies, that is, companies similar in size to issuers included in the Russell 1000 Growth Index. The Fund considers a number of factors when determining whether an issuer is a growth company, including whether (i) the issuer is classified as a growth company by an independent third party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of growth companies; and/or (iii) the Adviser believes that the issuer has above average potential for earnings and/or revenue growth consistent with the Fund’s strategy, considering such measures as historical and/or projected growth rates relative to the applicable equity market.The Russell 1000 Growth Index (the “Index”) is a large capitalization index that measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. On June 30, 2026, securities in the Index had a market capitalization range from approximately $2.7 billion to approximately $5.15 trillion. On June 30, 2026, the Index had a median market capitalization of approximately $24.4 billion. The size of the companies in the Index changes constantly as a result of market conditions and the composition of the Index. The Fund's investments will not be confined to securities issued by companies included in the Index.For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (“REITs”), and preferred stocks.The Fund primarily invests in securities of U.S. issuers. The Fund may invest in securities of issuers in any industry or market sector. The Fund may invest in fewer than 40 securities. The Fund may invest in initial public offerings of equity securities. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The Fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.The Fund may also invest in investment-grade and below-investment-grade debt securities (known as “junk bonds”), including below-investment-grade convertible debt securities and securities of issuers that are in default.The Fund may, but is not required to, use derivatives. The Fund may use derivatives, such as stock index futures and options, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may also hold cash or other short-term investments.The Adviser uses a “growth” style of management and seeks to invest in securities of issuers with above average potential for earnings and revenue growth. To select growth stocks, the adviser employs quantitative analysis, fundamental research, and an evaluation of the issuer based on its financial statements and operations, utilizing a bottom-up analytic style. Among other things, the Adviser focuses on an issuer’s deployment of capital and return on capital. The Adviser relies on the knowledge, experience, and judgment of its staff. The Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.The Adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above-average earnings and revenue growth or when the Adviser no longer views the issuer’s deployment of capital or return on capital as favorable. The Adviser makes that determination based upon the same criteria it uses to select portfolio securities.